Disaggregation of Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer profile is as follows:

	Year ended
	December 31, 2021	December 31, 2020	December 31, 2019
	(in thousands)
Top client	$441,173	$337,904	$350,287
Clients 2-5	1,291,946	754,906	704,963
Clients 6-10	752,325	350,865	347,832
Clients 11-25	1,077,073	501,643	529,713
Other	1,918,309	851,970	873,044
Total	$5,480,826	$2,797,288	$2,805,839